Employee stock incentive plans (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of weighted average inputs of fair value of options granted [Text Block]
The weighted average inputs used in computing the fair value of options granted were as follows:

	Grants made on
	October 27, 2020	May 19, 2020	May 19, 2020
Expected volatility	30.81%	29.12%	30.47%
Exercise price	Rs.5.00	Rs.3,679.00	Rs.5.00
Option life	2.5 Years	5.0 Years	2.5 Years
Risk-free interest rate	4.36%	5.67%	4.62%
Expected dividends	0.49%	0.68%	0.68%
Grant date share price	Rs.5,009.00	Rs.3,700.00	Rs.3,700.00

	Grants made on
	January 26, 2020	October 31, 2019	May 16, 2019	May 16, 2019
Expected volatility	27.00%	27.10%	28.25%	29.29%
Exercise price	Rs.3,031.00	Rs.5.00	Rs.2,814.00	Rs.5.00
Option life	5.00 Years	2.5 Years	5.0 Years	2.5 Years
Risk-free interest rate	6.61%	5.72%	7.14%	6.76%
Expected dividends	0.66%	0.72%	0.71%	0.71%
Grant date share price	Rs.3,031.00	Rs.2,783.20	Rs.2,801.00	Rs.2,801.00

Disclosure of detailed information about share based payment expense [Text Block]
Share-based payment expense

	For the Year Ended March 31,
	2021		2020		2019
Equity settled share-based payment expense (1)	Rs.	584	Rs.	521	Rs.	389
Cash settled share-based payment expense (2)		157		94		85
	Rs.	741	Rs.	615	Rs.	474

(1)	As of March 31, 2021 and 2020, there was Rs.612 and Rs.515, respectively, of total unrecognized compensation cost related to unvested stock options. This cost is expected to be recognized over a weighted-average period of 1.95 years and 1.93 years, respectively.

(2)	Certain of the Company’s employees are eligible for share-based payment awards that are settled in cash. These awards entitle the employees to a cash payment, on the exercise date, subject to vesting upon satisfaction of certain service conditions which range from 1 to 4 years. The amount of cash payment is determined based on the price of the Company’s ADSs at the time of vesting. As of March 31, 2021 and 2020, there was Rs.126 and Rs.97, respectively of total unrecognized compensation cost related to unvested awards. This cost is expected to be recognized over a weighted-average period of 1.88 years and 1.93 years, respectively. This scheme does not involve dealing in or subscribing to or purchasing securities of the Company, directly or indirectly
.

Disclosure And Details About 2018 Plan Table Text Block
The DRL 2018 Plan provides for option grants having an exercise price equal to the fair market value of the underlying equity shares on the date of grant as follows:

Particulars	Number of securities to be acquired from secondary market	Number of securities to be issued by the Company	Total
Options reserved against equity shares	2,500,000	1,500,000	4,000,000
Options reserved against ADRs	-	1,000,000	1,000,000
Total	2,500,000	2,500,000	5,000,000

DRL 2018 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure Of Number Of Share Options, Weighted Average Exercise Price, Range Of Exercise Prices And Weighted Average Remaining Contractual Life [Text Block]
Stock option activity under the DRL 2018 Plan during the years ended March 31, 2021 and 2020 was as follows:

	For the Year Ended March 31, 2021
Fair Market Value Options	Shares arising out of options	Range of exercise prices	Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	375,775	Rs.2,607.00/ Rs.2,814.00	Rs.	2,697.12	75
Granted during the year	150,740	3,679. 00		3,679.00	90
Expired/forfeited during the year	(55,335)	2,607.00 to 3,679. 00		2,904.51	-
Exercised during the year	(85,250)	2,607.00/ 2,814.00		2,671.71	-
Outstanding at the end of the year	385,930	Rs.2,607.00 to Rs.3,679.00	Rs.	3,056.51	71
Exercisable at the end of the year	71,225	Rs.2,607.00/ Rs.2,814.00	Rs.	2,665.63	51

	For the Year Ended March 31, 2020
Fair Market Value Options	Shares arising out of options	Range of exercise prices	Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	229,600	Rs.2,607.00	Rs.	2,607.00	84
Granted during the year	169,900	2,814.00/ 3,031.00		2,817.07	90
Expired/forfeited during the year	(22,575)	2,607.00 to 3,031.00		2,687.84	-
Exercised during the year	(1,150)	2,607.00		2,607.00	-
Outstanding at the end of the year	375,775	Rs.2,607.00/ Rs.2814.00	Rs.	2,697.12	75
Exercisable at the end of the year	53,100	Rs.2,607.00	Rs.	2,607.00	53

DRL 2002 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of Number of Options Reserved [Text Block]
After the stock split effected in the form of a stock dividend issued by the Company in August 2006, the DRL 2002 Plan provides for stock option grants in the above two categories as follows:

Particulars	Number of options reserved under category A	Number of options reserved under category B	Total
Options reserved under original Plan	300,000	1,995,478	2,295,478
Options exercised prior to stock dividend date (A)	94,061	147,793	241,854
Balance of shares that can be allotted on exercise of options (B)	205,939	1,847,685	2,053,624
Options arising from stock dividend (C)	205,939	1,847,685	2,053,624
Options reserved after stock dividend (A+B+C)	505,939	3,843,163	4,349,102

Disclosure Of Number Of Share Options, Weighted Average Exercise Price, Range Of Exercise Prices And Weighted Average Remaining Contractual Life [Text Block]
Category A — Fair Market Value Options:
There was no stock activity under this category during the years ended March 31, 2021 and 2020, and there were no stock options outstanding under this category as of March 31, 2021 and 2020.

Category B — Par Value Options:
Stock options activity under this category during the years ended March 31, 2021 and 2020 was as set forth in the below table.

	For the Year Ended March 31, 2021
Category B — Par Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	232,837	Rs.	5.00	Rs.	5.00	69
Granted during the year	92,092		5.00		5.00	93
Expired/forfeited during the year	(35,646)		5.00		5.00	-
Exercised during the year	(72,030)		5.00		5.00	-
Outstanding at the end of the year	217,253	Rs.	5.00	Rs.	5.00	69
Exercisable at the end of the year	46,130	Rs.	5.00	Rs.	5.00	44

	For the Year Ended March 31, 2020
Category B — Par Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	270,141	Rs.	5.00	Rs.	5.00	73
Granted during the year	49,796		5.00		5.00	90
Expired/forfeited during the year	(14,934)		5.00		5.00	-
Exercised during the year	(72,166)		5.00		5.00	-
Outstanding at the end of the year	232,837	Rs.	5.00	Rs.	5.00	69
Exercisable at the end of the year	40,548	Rs.	5.00	Rs.	5.00	43

DRL 2007 Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure Of Number Of Share Options, Weighted Average Exercise Price, Range Of Exercise Prices And Weighted Average Remaining Contractual Life [Text Block]
	For the Year Ended March 31, 2021
Category B — Par Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	151,583	Rs.	5.00	Rs.	5.00	73
Granted during the year	52,316		5.00		5.00	89
Expired/forfeited during the year	(19,933)		5.00		5.00	-
Exercised during the year	(41,967)		5.00		5.00	-
Outstanding at the end of the year	141,999	Rs.	5.00	Rs.	5.00	71
Exercisable at the end of the year	15,393	Rs.	5.00	Rs.	5.00	41

	For the Year Ended March 31, 2020
Category B — Par Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	115,155	Rs.	5.00	Rs.	5.00	73
Granted during the year	89,282		5.00		5.00	90
Expired/forfeited during the year	(18,886)		5.00		5.00	-
Exercised during the year	(33,968)		5.00		5.00	-
Outstanding at the end of the year	151,583	Rs.	5.00	Rs.	5.00	73
Exercisable at the end of the year	14,166	Rs.	5.00	Rs.	5.00	44

DRL 2007 Plans [Member] | Category A [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure Of Number Of Share Options, Weighted Average Exercise Price, Range Of Exercise Prices And Weighted Average Remaining Contractual Life [Text Block]
Stock options activity under the DRL 2007 Plan for the above two categories of options during the years ended March 31, 2021 and 2020 was as follows:

	For the Year Ended March 31, 2021
Category A — Fair Market Value Options	Shares arising out of options	Range of exercise prices	Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	202,760	Rs.1,982.00 to Rs.2,814.00		Rs.2,353.62	72
Granted during the year	96,080	3,679.00		3,679.00	90
Expired/forfeited during the year	(13,348)	2,607.00/ 2,814.00		2,678.03	-
Exercised during the year	(15,152)	2,607.00/ 2,814.00		2,643.48	-
Outstanding at the end of the year	270,340	Rs.1,982.00 to Rs.3,679.00	Rs.	2,791.65	67
Exercisable at the end of the year	69,530	Rs.1,982.00 to Rs.2,814.00	Rs.	2,182.21	45

	For the Year Ended March 31, 2020
Category A — Fair Market Value Options	Shares arising out of options	Range of exercise prices	Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	146,060	Rs.1,982.00/ Rs.2,607.00	Rs.	2,166.00	81
Granted during the year	61,700	2,814.00		2,814.00	90
Expired/forfeited during the year	(5,000)	2,607.00		2,607.00	-
Exercised during the year	-	-		-	-
Outstanding at the end of the year	202,760	Rs.1,982.00 to Rs.2,814.00	Rs.	2,353.62	72
Exercisable at the end of the yea r	35,265	Rs.1,982.00/ Rs.2,607.00	Rs.	2,150.81	51